Lease prepayments (Details Textual) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	₨ 1,344,845	$ 20,677	₨ 1,017,623
Right-of-use assets [member]
Disclosure Of Lease Prepayments [Line Items]
Non-current lease prepayments	₨ 1,321,247		₨ 988,599